General information (Details) £ / shares in Units, £ in Millions, $ in Billions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 USD ($)	Aug. 03, 2022 £ / shares	Aug. 02, 2022 £ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of information about consolidated structured entities [line items]
Nominal value per share | £ / shares			£ 0.01		£ 0.01	£ 1.25
Number of major product categories			5
Cash and cash equivalents net of bank overdrafts			£ 611				£ 406	£ 323	£ 329
September 2023
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities | $				$ 1.4
September 2025
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities			£ 1,000
GSK Group | CHHL2
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		68.00%
Pfizer Group | Haleon plc
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	32.00%
Pfizer Group | CHHL2
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		32.00%
GSK Plc | Haleon plc
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	55.00%
Haleon plc | GSK Group
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in other entity	13.00%